Annual Total Returns - FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO - FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO - Fidelity Mid Cap Value Index Fund
Aug. 29, 2024
Bar Chart Table:
Annual Return, Inception Date	Jul. 11, 2019
Fidelity Mid Cap Value Index Fund
Bar Chart Table:
Annual Return 2020	4.74%
Annual Return 2021	28.19%
Annual Return 2022	(12.07%)
Annual Return 2023	12.76%